SHARE BASED COMPENSATION - Restricted Share Units ("RSUs") (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share based compensation	$ 4,984,285	$ 4,506,170